Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and Other Current Assets
5.
Prepayments and Other Current Assets

The prepayments and other current assets consisted of the following:

	As of December 31,
	2024	2025
	(in US$ thousands)
Interest receivables	$16,162	$8,189
Amount due from Shanghai Zhaoyan	—	2,472
Prepayments(1)	3,024	2,337
VAT recoverable(2)	1,502	570
Employee loans and advances(3)	231	153
Proceeds receivable for employee share option exercises	417	13
Others	1,257	856
Prepayments and other current assets	$22,593	$14,590

(1)
Prepayments are primarily related to prepayments for services, advertisements and other deposits.
(2)
VAT recoverable represented the balances that the Group can utilize to deduct its VAT liabilities within the next 12 months.
(3)
Employee loans and advances are primarily advances to employees that are business related, or personal loans granted to select qualified employees with interest or a guarantee. The loan balances are expected to be repaid by the employee within one year.